Employee Benefits, Fair Value Level 3 Pension and Other Benefit Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	$ 8,832
Fair value of plan assets at end of year	10,113	$ 8,832
Defined Contribution Retirement Plans Textual [Abstract]
Defined contribution retirement plan expense	1,200	1,100
Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	61	79
Gross realized gain (loss)	6	6
Gross unrealized gain (loss)	(1)	(3)
Purchases, sales and settlements (net)	(13)	(21)
Transfers Into/ (Out of) Level 3	(1)	0
Fair value of plan assets at end of year	52	61
Other benefits plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	568	624
Fair value of plan assets at end of year	549	568
Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	23	22
Gross realized gain (loss)	1	0
Gross unrealized gain (loss)	0	0
Purchases, sales and settlements (net)	(1)	1
Transfers Into/ (Out of) Level 3	0	0
Fair value of plan assets at end of year	23	23
Long duration fixed income [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	16	12
Gross realized gain (loss)	0	0
Gross unrealized gain (loss)	0	0
Purchases, sales and settlements (net)	3	1
Transfers Into/ (Out of) Level 3	0	3
Fair value of plan assets at end of year	19	16
High-yield fixed income [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	4	5
Gross realized gain (loss)	0	0
Gross unrealized gain (loss)	0	0
Purchases, sales and settlements (net)	(3)	2
Transfers Into/ (Out of) Level 3	(1)	(3)
Fair value of plan assets at end of year	0	4
Real estate [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	33	32
Gross realized gain (loss)	6	0
Gross unrealized gain (loss)	(1)	1
Purchases, sales and settlements (net)	(13)	0
Transfers Into/ (Out of) Level 3	0	0
Fair value of plan assets at end of year	25	33
Other [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	8	30
Gross realized gain (loss)	0	6
Gross unrealized gain (loss)	0	(4)
Purchases, sales and settlements (net)	0	(24)
Transfers Into/ (Out of) Level 3	0	0
Fair value of plan assets at end of year	8	8
Other [Member] | Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	23	22
Gross realized gain (loss)	1	0
Gross unrealized gain (loss)	0	0
Purchases, sales and settlements (net)	(1)	1
Transfers Into/ (Out of) Level 3	0	0
Fair value of plan assets at end of year	$ 23	$ 23
Wells Fargo And Company 401(k) Plan [Member] | United States Pension Plan of US Entity [Member]
Defined Contribution Retirement Plans Textual [Abstract]
Service period for employee to be eligible for 401(k) plan	1 month
Percentage of employee contribution (up to 50%)	50.00%
Service period for employee to be eligible for company matching contributions	1 year
Percentage of employer match (up to 6%)	6.00%
Matching contribution vesting percentage	100.00%
Service period for employee to be eligible for profit sharing contributions	1 year
Profit sharing contribution vesting period	3 years